UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name: ZLP Master Utility Fund, Ltd.

Address: c/o Goldman Sachs (Cayman) Trust Limited
         Harbour Centre
         Cayman Corporate Ctr.
         PO Box 896
         George Town, Grand Cayman
         Cayman Islands, B.W.I.

13F File Number: 28-10735

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Director
Phone:   212-440-0740

Signature, Place and Date of Signing:

  /s/ Stuart J. Zimmer           New York, New York            May 16, 2005
--------------------------   --------------------------    ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

     28-10550                   Zimmer Lucas Capital, LLC
     ----------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number         Name

NONE           NONE                         NONE

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2005
COLUMN 1               COLUMN  2       COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR  SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
None                     None            None          None               None            None        None           None

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